Nature of Operations and Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands, € in Millions, shares in Millions							3 Months Ended		6 Months Ended	9 Months Ended					12 Months Ended
	Sep. 15, 2022 shares	Sep. 01, 2022 $ / shares shares	Aug. 29, 2022 USD ($) D $ / shares	Feb. 09, 2022 USD ($)	Feb. 09, 2022 EUR (€)	Oct. 25, 2021 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) item	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) item $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($) segment $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) segment item $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2022	Oct. 25, 2022 USD ($)	Mar. 31, 2022	Mar. 07, 2022	Sep. 15, 2021	Mar. 03, 2021
Business Acquisition [Line Items]
Number of operating segments | segment												1			1
Number of reporting units										2		7	2		7
Number of businesses acquired | item								4		1					4
Number of pillars for electric vehicles | item										3
Conditional tender offer costs				$ 60,300	€ 52.5
Total revenue							$ 24,278	$ 26,581			$ 83,871			$ 86,647	$ 114,080	$ 26,759	$ 44,566
Long lived assets															29,595	37,285
Cash and cash equivalents							25,186			$ 25,186	25,186	$ 25,186	$ 25,186		269,863	165,764
Product warranty accrual, noncurrent							600			$ 600	600	600	600		$ 500
Number of additional businesses acquired | item										2					2
Principal							$ 13,233			$ 13,233	$ 13,233	$ 13,233	$ 13,233		$ 57,811	$ 565
Interest rate in event of default							18.00%			18.00%	18.00%	18.00%	18.00%
Common stock, par value (in dollars per share) | $ / shares		$ 0.001					$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Subsequent Event
Business Acquisition [Line Items]
Conditional tender offer costs				60,300	52.5
Cash and cash equivalents									$ 85,500
Common stock, par value (in dollars per share) | $ / shares		$ 0.001
Standby Equity Purchase Agreement
Business Acquisition [Line Items]
Number of shares issued (in shares) | shares	150.0	60.0
Transaction period		36 months
Purchase price equal to percentage of market price		95.00%
Shares issued as a percentage of outstanding stock		5.00%
Common stock issuance as a commitment fee (in shares) | shares		0.6					1.5
Standby Equity Purchase Agreement | Subsequent Event
Business Acquisition [Line Items]
Number of shares issued (in shares) | shares	150.0	60.0
Transaction period		36 months
Purchase price equal to percentage of market price		95.00%
Shares issued as a percentage of outstanding stock		5.00%
Threshold consecutive trading days, pricing period		3 days
Convertible Debenture
Business Acquisition [Line Items]
Principal and accrued and unpaid interest															$ 17,600
Convertible Debenture | Convertible Debt
Business Acquisition [Line Items]
Interest rate in event of default						18.00%
YA II PN, Ltd | Convertible Debenture
Business Acquisition [Line Items]
Conversion price (in dollars per share) | $ / shares			$ 1.50
Convertible notes payable			$ 16,700
Threshold percentage			85.00%
Threshold consecutive trading days | D			7
Conversion price of common stock (in dollars per share) | $ / shares			$ 0.20
YA II PN, Ltd | Convertible Debenture | Subsequent Event
Business Acquisition [Line Items]
Conversion price (in dollars per share) | $ / shares			$ 1.50
Convertible notes payable			$ 16,700
Threshold percentage			85.00%
Threshold consecutive trading days | D			7
Conversion price of common stock (in dollars per share) | $ / shares			$ 0.20
YA II PN, Ltd | Convertible Debenture | Convertible Debt
Business Acquisition [Line Items]
Principal						$ 75,000													$ 75,000
Proceeds from notes payable						$ 75,000
Interest rate						4.00%
Interest rate in event of default						18.00%
Conversion price (in dollars per share) | $ / shares						$ 1.88
Redemption of unpaid principal per month						$ 8,300
Principal and accrued and unpaid interest															17,500
Convertible notes payable															57,500
Consolidated Entities
Business Acquisition [Line Items]
Cash and cash equivalents															400
PRC
Business Acquisition [Line Items]
Total revenue							$ 7,360	$ 8,580	28,900		$ 36,242			$ 16,710	29,712	$ 25,045	$ 2,693
Long lived assets							800			$ 800	800	$ 800	$ 800
Cash and cash equivalents							15,100			15,100	15,100	15,100	15,100		11,800
Restructuring charges											500
PRC | Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Restructuring charges											500
PRC | Employee Severance
Business Acquisition [Line Items]
Restructuring charges											500
PRC | Subsequent Event
Business Acquisition [Line Items]
Cash and cash equivalents									12,200
PRC | Consolidated Entities
Business Acquisition [Line Items]
Cash and cash equivalents							$ 2,200			$ 2,200	$ 2,200	$ 2,200	$ 2,200
PRC | Consolidated Entities | Subsequent Event
Business Acquisition [Line Items]
Cash and cash equivalents									$ 2,200
Energica
Business Acquisition [Line Items]
Equity method investment, ownership percentage																						20.00%
Conditional tender offer costs				$ 60,300	€ 52.5
Equity method investment, ownership percentage threshold																					90.00%
Energica | Forecast | Subsequent Event
Business Acquisition [Line Items]
Equity method investment, ownership percentage							72.40%			72.40%	72.40%	72.40%	72.40%
Energica | Forecast | Subsequent Event | Energica Founders
Business Acquisition [Line Items]
Equity method investment, ownership percentage							27.60%			27.60%	27.60%	27.60%	27.60%
Energica Motor Company, Inc.
Business Acquisition [Line Items]
Equity method investment, ownership percentage																						20.00%	20.00%
Equity method investment, ownership percentage threshold																					90.00%
Energica Motor Company, Inc. | Subsequent Event
Business Acquisition [Line Items]
Equity method investment, ownership percentage threshold																					90.00%
Energica Motor Company, Inc. | Forecast | Subsequent Event
Business Acquisition [Line Items]
Equity method investment, ownership percentage																		72.40%		70.00%
Energica Motor Company, Inc. | Forecast | Subsequent Event | Energica Founders
Business Acquisition [Line Items]
Equity method investment, ownership percentage																				29.00%
Equity method investment, ownership percentage threshold																		27.60%
VIA Motors International, Inc.
Business Acquisition [Line Items]
Percentage of ownership interest acquired							100.00%			100.00%	100.00%	100.00%	100.00%
Purchase price							$ 630,000				$ 630,000
Payments to acquire businesses, gross							450,000				450,000				$ 62,900
Fair value of contingent consideration							180,000				180,000
Loans and leases receivable, related parties							11,700			$ 11,700	11,700	$ 11,700	$ 11,700
Business acquisition, transaction costs							45,000			45,000	45,000	45,000	45,000
Business acquisition, operational and capital funding							$ 260,000			$ 260,000	$ 260,000	$ 260,000	$ 260,000
VIA Motors International, Inc. | Forecast
Business Acquisition [Line Items]
Percentage of ownership interest acquired							100.00%			100.00%	100.00%	100.00%	100.00%
Purchase price							$ 630,000
Payments to acquire businesses, gross							450,000
Fair value of contingent consideration							180,000
Loans and leases receivable, related parties							11,700			$ 11,700	$ 11,700	$ 11,700	$ 11,700
Business acquisition, transaction costs							45,000			45,000	45,000	45,000	45,000
Business acquisition, operational and capital funding							$ 260,000			$ 260,000	$ 260,000	$ 260,000	$ 260,000